Taxation (Details) - Schedule of Net Operating Loss Carryforwards - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Operating Loss Carryforwards [Abstract]
2024	$ 2,243
2025	5,407
2026	5,309
2027	17,708
2028	14,529
Total	$ 45,196	$ 32,266